Revenue - Summary of revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of revenue from contracts with customers [line items]
Sale of Services	$ 461.6	₨ 33,747.3	₨ 33,841.4	₨ 28,091.7
Total revenue from contract with customers	33,534.3	2,451,691.1	2,606,635.2	3,039,207.6
Realised revenue hedges	(144.2)	(10,540.1)	(50,511.8)	(79,540.7)
Revenues	33,390.1	2,441,151.0	2,556,123.4	2,959,666.9
Vehicles [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	28,368.2	2,073,997.4	2,239,112.2	2,656,261.2
Spare Parts [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	3,339.9	244,181.9	240,994.7	240,405.0
Miscellaneous [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	$ 1,364.6	₨ 99,764.5	₨ 92,686.9	₨ 114,449.7